Loans - Schedule of Loans (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Bank loans [Member]
Schedule of Loans [Line Items]
Total loans		€ 245,866	€ 237,781
Bank loans [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		149,985	156,748
Bank loans [Member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Total loans		9,551
Bank loans [Member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Total loans		€ 6,379	5,509
Bank loans [Member] | Bottom of Range [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		2.58%
Bank loans [Member] | Bottom of Range [Member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		6.75%
Bank loans [Member] | Bottom of Range [Member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		4.35%
Bank loans [Member] | Top of Range [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		3.03%
Bank loans [Member] | Top of Range [Member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		7.75%
Bank loans [Member] | Top of Range [Member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		9.10%
Bank loans [Member] | EURIBOR [Member]
Schedule of Loans [Line Items]
Total loans		€ 28,105	21,132
Bank loans [Member] | EURIBOR [Member] | Bottom of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		2.00%
Bank loans [Member] | EURIBOR [Member] | Top of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		6.30%
Bank loans [Member] | Consumer price index in Israel [Member]
Schedule of Loans [Line Items]
Total loans		€ 73,162	64,176
Bank loans [Member] | Consumer price index in Israel [Member] | Bottom of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		2.75%
Bank loans [Member] | Consumer price index in Israel [Member] | Top of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		4.78%
Bank loans [Member] | Non-current Maturities [Member]
Schedule of Loans [Line Items]
Total loans		€ 267,182	247,565
Bank loans [Member] | Current Maturities [Member]
Schedule of Loans [Line Items]
Total loans		21,316	9,784
Other long-term loans [Member]
Schedule of Loans [Line Items]
Total loans		30,448	29,373
Other long-term loans [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		€ 3,816	3,512
Other long-term loans [Member] | Bottom of Range [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		5.00%
Other long-term loans [Member] | Top of Range [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		5.50%
Other long-term loans [Member] | EURIBOR [Member]
Schedule of Loans [Line Items]
Total loans	[1]	€ 25,239	25,055
Other long-term loans [Member] | EURIBOR [Member] | Bottom of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate	[1]	5.27%
Other long-term loans [Member] | EURIBOR [Member] | Top of Range [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate	[1]	9.20%
Other long-term loans [Member] | Consumer price index in Israel [Member]
Schedule of Loans [Line Items]
Total loans		€ 7,259	5,806
Borrowings, interest rate		7.00%
Other long-term loans [Member] | Current Maturities [Member]
Schedule of Loans [Line Items]
Total loans		€ 5,866	5,000
Other long-term loans total [Member] | Non-current Maturities [Member]
Schedule of Loans [Line Items]
Total loans		€ 36,314	€ 34,373

[1]	Loans provided by the minority (49%) holders in Talasol.